Vessels, Net - Schedule (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Balance	$ 1,353,131
Additions	410	0
Impairment loss	11,690	0	0
Balance	1,375,931	1,353,131
Cost
Property, Plant and Equipment [Line Items]
Balance	1,478,886	1,024,531
Additions	437,498	504,355
Disposals	(406,054)	(50,000)
Impairment loss	(22,724)
Balance	1,487,606	1,478,886
Accumulated Depreciation
Property, Plant and Equipment [Line Items]
Balance	(125,755)	(83,793)
Additions	(63,660)	(53,501)
Disposals	65,734	11,539
Impairment loss	12,006
Balance	(111,675)	(125,755)
Net Book Value
Property, Plant and Equipment [Line Items]
Balance	1,353,131	940,738
Additions	373,838	450,854
Disposals	(340,320)	(38,461)
Impairment loss	(10,718)
Balance	$ 1,375,931	$ 1,353,131